Employee stock incentive plans (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans
A summary of the general terms of grants under stock option plans and restricted stock unit option plans are as follows:

Name of Plan	Number of options reserved under the plan	Range of exercise price
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) *	59,797,979	US $	0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) *	59,797,979	₹	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) *	49,831,651	₹	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 **	39,546,197	₹	2

Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans
The activity in equity-settled stock option plans and restricted stock unit option plan is summarized below:

	Year ended March 31,
	2020	2021	2022
Range of exercise price and Weighted average exercise price	Numbers of options
Outstanding at the beginning of the year	₹	2	17,607,463	15,594,190	15,831,948
	US $	0.03	14,446,790	7,854,540	10,822,476
Granted *	₹	2	5,662,500	6,275,290	2,500,481
	US $	0.03	5,341,000	5,033,648	10,470,026
Adjustment of Performance based stock options on completion of performance measurement period	₹	2	(2,182,667)	(1,291,500)	608,435
	US $	0.03	(2,273,164)	(1,021,560)	570,076
Exercised	₹	2	(4,610,572)	(3,356,199)	(4,712,311)
	US $	0.03	(2,496,125)	(3,269,832)	(2,930,735)
Modification **	₹	2	—	—	—
	US $	0.03	(5,681,966)	3,453,015	—
Forfeited and expired	₹	2	(882,534)	(1,389,833)	(1,985,881)
	US $	0.03	(1,481,995)	(1,227,335)	(1,419,941)
Outstanding at the end of the year	₹	2	15,594,190	15,831,948	12,242,672
	US $	0.03	7,854,540	10,822,476	17,511,902
Exercisable at the end of the year	₹	2	1,502,957	2,679,538	2,478,568
	US $	0.03	1,212,560	465,603	1,072,118

Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans
The following table summarizes information about outstanding stock options and restricted stock unit option plan:

	Year ended March 31,
	2020		2021		2022
Range of exercise price and Weighted average exercise price	Number of options	Weighted Average Remaining life (months)	Number of options	Weighted Average Remaining life (months)	Number of options	Weighted Average Remaining life (months)

₹ 2	15,594,190	23	15,831,948	18	12,242,672	13
US $ 0.03	7,854,540	23	10,822,476	19	17,511,902	20

Disclosure Of Activities In Cash Settled Stock Option Plans And Restricted Stock Unit Option Plan Explanatory [Text Block]
The activity in cash-settled stock option plans and restricted stock unit option plan is summarized below:

	Year ended March 31,
	2021	2022
	Number of options

Outstanding at the beginning of the year	4,721,388	78,199
Modification **	(3,453,015)	—
Exercised	(845,066)	(46,133)
Forfeited and lapsed	(345,108)	(7,466)
Outstanding at the end of the year	78,199	24,600
Exercisable at the end of the year	23,999	2,800